ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(in thousands of $)	2012	2011
Interest payable	1,553	1,687
Deferred charter hire	867	867
	2,420	2,554